STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series Seven [Member] Assignees [Member]	Series Seven [Member] General Partner [Member]	Series Seven [Member]	Series Nine [Member] Assignees [Member]	Series Nine [Member] General Partner [Member]	Series Nine [Member]	Series Ten [Member] Assignees [Member]	Series Ten [Member] General Partner [Member]	Series Ten [Member]	Series Eleven [Member] Assignees [Member]	Series Eleven [Member] General Partner [Member]	Series Eleven [Member]	Series Twelve [Member] Assignees [Member]	Series Twelve [Member] General Partner [Member]	Series Twelve [Member]	Series Fourteen [Member] Assignees [Member]	Series Fourteen [Member] General Partner [Member]	Series Fourteen [Member]	Assignees [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2011	$ (84,506)	$ 84,506	$ 0	$ (6,119,640)	$ (400,035)	$ (6,519,675)	$ (1,775,711)	$ (214,818)	$ (1,990,529)	$ (493,133)	$ (221,834)	$ (714,967)	$ (3,333,581)	$ (287,340)	$ (3,620,921)	$ (6,419,948)	$ (539,470)	$ (6,959,418)	$ (18,226,519)	$ (1,578,991)	$ (19,805,510)
NET INCOME (LOSS)	0	0	0	122,809	1,241	124,050	221,430	2,237	223,667	(77,205)	(780)	(77,985)	(109,121)	(1,102)	(110,223)	233,886	2,362	236,248	391,799	3,958	395,757
Partners' capital (deficit) at Mar. 31, 2012	(84,506)	84,506	0	(5,996,831)	(398,794)	(6,395,625)	(1,554,281)	(212,581)	(1,766,862)	(570,338)	(222,614)	(792,952)	(3,442,702)	(288,442)	(3,731,144)	(6,186,062)	(537,108)	(6,723,170)	(17,834,720)	(1,575,033)	(19,409,753)
NET INCOME (LOSS)	0	0	0	76,594	774	77,368	(49,477)	(500)	(49,977)	(22,189)	(224)	(22,413)	49,064	496	49,560	66,029	667	66,696	120,021	1,213	121,234
Partners' capital (deficit) at Mar. 31, 2013	$ (84,506)	$ 84,506	$ 0	$ (5,920,237)	$ (398,020)	$ (6,318,257)	$ (1,603,758)	$ (213,081)	$ (1,816,839)	$ (592,527)	$ (222,838)	$ (815,365)	$ (3,393,638)	$ (287,946)	$ (3,681,584)	$ (6,120,033)	$ (536,441)	$ (6,656,474)	$ (17,714,699)	$ (1,573,820)	$ (19,288,519)